Share Based Payments and Stock Options (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 06, 2014	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 07, 2018
Share Based Payments and Stock Options (Textual)
Description of stock options	The maximum shares of common stock which may be issued over the term of the plan shall not exceed 2,500,000 shares. Awards under this plan are made by the Board or a committee designated by the Board. Options under the plan are to be issued at the market price of the stock on the day of the grant except to those issued to holders of 10% or more of the Company's common stock which is required to be issued at a price not less than 110% of the fair market value on the day of the grant. Each option is exercisable at such time or times, during such period and for such numbers of shares shall be determined by the plan administrator. No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.	Awards may be made under the 2018 Plan on or after the ten-year anniversary of the adoption of the 2018 Plan by the Board, but the 2018 Plan will continue thereafter while previously granted options, stock appreciation rights or awards remain subject to the 2018 Plan. Options granted under the 2018 Plan may be either "incentive stock options" that are intended to meet the requirements of Section 422 of the Internal Revenue Code of 1986, as amended (the "Code") or "nonstatutory stock options" that do not meet the requirements of Section 422 of the Code. The Board will determine the exercise price of options granted under the 2018 Plan. The exercise price of stock options may not be less than the fair market value, on the date of grant, per share of our Common Stock issuable upon exercise of the option (or 110% of fair market value in the case of incentive options granted to a ten-percent stockholder). No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.		The maximum shares of Common Stock which may be issued over the term of the plan, as amended shall not exceed 5,000,000 shares. Options granted under the 2018 Plan may be either "incentive stock options" that are intended to meet the requirements of Section 422 of the Internal Revenue Code of 1986, as amended (the "Code") or "nonstatutory stock options" that do not meet the requirements of Section 422 of the Code. The Board will determine the exercise price of options granted under the 2018 Plan. The exercise price of stock options may not be less than the fair market value, on the date of grant, per share of our Common Stock issuable upon exercise of the option (or 110% of fair market value in the case of incentive options granted to a ten-percent stockholder). No option may be exercisable for more than ten years (five years in the case of an incentive stock option granted to a 10% stockholder) from the date of grant.
Stock issued over the term of the plan	2,500,000
Share-based payment expense		$ 4,115,068	$ 80,278	$ 2,490,535	$ 1,895,219
Expense related to issuance of shares, options and warrants		$ 145,990	$ 0	267,400	501,800
Stock Options [Member]
Share Based Payments and Stock Options (Textual)
Description of stock options		The Company issued 518,333 shares of common stock (stock-based awards) to officers and employees that vested immediately resulting in compensation expense of approximately $2,130,000. No stock-based awards were issued for the three months ended March 31, 2019 that vested immediately.
Maximum [Member]
Share Based Payments and Stock Options (Textual)
Stock issued over the term of the plan						5,000,000
Minimum [Member]
Share Based Payments and Stock Options (Textual)
Stock issued over the term of the plan						2,500,000
Officers, directors and employees [Member]
Share Based Payments and Stock Options (Textual)
Share-based payment expense				$ 2,223,100	$ 901,900